INSURANCE - Assets and liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets related to insurance contracts (Loans and other financing)
Receivable premiums	$ 859,077	$ 890,622
Commissions receivables	3,045	3,054
Total	862,122	893,676
Liabilities related to insurance contracts (Other non-financial liabilities)
Debt with insured	195,268	205,468
Debt with reinsurers	26,441	17,707
Debt with producers	248,745	277,444
Technical commitments	348,008	334,666
Outstanding claims paid by re-insurance companies	(1,404)	(13,673)
commissions to pay	3,547
Total	$ 820,605	$ 821,612